Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 165,410.4	$ 2,261.6	₨ 160,099.5	₨ 134,155.2
Deposit Related Fees
Disaggregation of Revenue [Line Items]
Fees and commissions	28,150.4	384.9	29,031.9	25,383.0
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	30,973.1	423.5	30,699.9	30,176.2
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	35,733.0	488.6	28,169.6	22,000.4
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	50,758.2	694.0	58,899.3	47,012.4
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 19,795.7	$ 270.6	₨ 13,298.8	₨ 9,583.2